Share-Based Compensation - Restricted Share Grant Activity (Details) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of granted non-vested restricted shares
Unvested, beginning balance (in shares)	115,693	103,487
Granted (in shares)	47,829	85,716
Vested (in shares)	(78,144)	(71,504)
Forfeited (in shares)		(2,006)
Unvested, ending balance (in shares)	85,378	115,693	103,487
Weighted average grant date fair value
Unvested, beginning balance (in dollars per share)	$ 10.16	$ 9.92
Granted (in dollars per share)	12.45	10.83
Vested (in dollars per share)	10.16	10.64
Forfeited (in dollars per share)		9.11
Unvested, ending balance (in dollars per share)	$ 11.44	$ 10.16	$ 9.92
Weighted average remaining contractual term
Weighted-average remaining contractual terms (Years)	9 months 21 days	1 year 14 days	1 year 21 days